Condensed Financial Information of the Parent Company Parentheticals (Details) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Ordinary share, par value	$ 0.20	$ 0.20
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares, issued	6,094,078	2,988,835
Ordinary share, shares, outstanding	6,094,078	2,988,835
FAMI | Reportable legal entity
Ordinary share, par value	$ 0.20	$ 0.20
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares, issued	6,094,078	2,988,835
Ordinary share, shares, outstanding	6,094,078	2,988,835